Property and equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment

Note 4—Property and equipment

Property and equipment, net is comprised of the following as of September 30, 2022 and December 31, 2021 (in thousands):

	September 30, 2022	December 31, 2021
Computers, equipment and software	$3,668	$2,968
Customer equipment	1,380	1,122
Furniture and fixtures	1,699	1,570
Leasehold improvements	3,771	3,769
Total property and equipment	10,518	9,429
Less accumulated depreciation and amortization	(7,777)	(6,818)
Total property and equipment, net	$2,741	$2,611

Depreciation and amortization expense reflected in operating expense for the three months ended September 30, 2022 and 2021 was $0.3 million and $0.4 million, respectively. Depreciation and amortization expense for the nine months ended September 30, 2022 and 2021 was $1.0 million and $1.2 million, respectively.

Note 3—Property and equipment

Property and equipment, net is comprised of the following at December 31 (in thousands):

	2021	2020
Computers, equipment and software	$2,968	$2,431
Customer equipment	1,122	913
Furniture and fixtures	1,570	1,130
Leasehold improvements	3,769	3,020
	9,429	7,494
Less accumulated amortization and depreciation	(6,818)	(5,205)
Property and equipment, net	$2,611	$2,289

Property and equipment amortization and depreciation expenses for the years ended December 31, 2021 and 2020 totaled $1.6 million and $1.6 million, respectively.